Rule 497(e)
                                                            File Nos. 333-25289
                                                                      811-08183

                            SCHWAB SELECT ANNUITY(R)
          ISSUED BY FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                       VARIABLE ANNUITY-1 SERIES ACCOUNT

              Supplement dated February 25, 2005 to the Prospectus
             for the Schwab Select Annuity(R) dated April 30, 2004

Please note the following changes to Appendix D of the Prospectus.

Effective January 1, 2005 through December 31, 2009, the investment adviser for AIM V.I. Core Stock Fund (Series I Shares) contractually agreed to waive a portion of its advisory fees. Appendix D of the Prospectus is hereby replaced with the revised Appendix D below, which reflects the revised expenses of AIM V.I. Core Stock Fund.


--------------------------------------------------------------------------------
        Appendix D--Expenses of Each Sub-Account's Underlying Portfolio
               (as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31, 2003)



                              Management      Other    12b-1    Total Portfolio   Total      Total
                              Fees            fees     fees     Expenses Before   Fee        Portfolio
                                                                Fee Waivers       Waivers    Expenses After
                                                                                             Fee Waivers

AIM V.I. Core Stock Fund -    0.75%           0.38%    0.00%    1.13%             0.05%      1.08%
Series I Shares (formerly
INVESCO VIF Core Equity
Fund)
AIM V.I. High Yield Fund -    0.63%           0.43%    0.00%    1.06%             0.01%      1.05%
Series I Shares (formerly
INVESCO VIF High Yield
Fund)
AIM V.I. Technology Fund -    0.75%           0.41%    0.00%    1.16%             0.00%      1.16%
Series I Shares (formerly
INVESCO VIF Technology Fund)
Alger American Growth         0.75%           0.10%    0.00%    0.85%             0.00%      0.85%
Portfolio - Class O Shares
Alger American MidCap         0.80%           0.13%    0.00%    0.93%             0.00%      0.93%
Growth Portfolio - Class O
Shares
AllianceBernstein VP          0.75%           0.73%    0.00%    1.48%             0.20%      1.28%
Utility Income Portfolio -
Class A Shares
American Century VP           0.90%           0.00%    0.00%    0.90%             0.00%      0.90%
Balanced Fund - Original
Class Shares
American Century VP           1.33%           0.01%    0.00%    1.34%             0.00%      1.34%
International Fund -
Original Class Shares
American Century VP Value     0.95%           0.00%    0.00%    0.95%             0.00%      0.95%
Fund - Original Class Shares
Baron Capital Asset Fund:     1.00%           0.19%    0.25%    1.44%             0.00%      1.44%
Insurance Shares
Delaware VIP Small Cap        0.75%           0.11%    0.00%    0.86%             0.00%      0.86%
Value Series - Standard
Class
Dreyfus GVIT Mid Cap Index    0.40%           0.24%    0.25%    0.89%             0.00%      0.89%
Fund - Class II
Dreyfus Investment            0.75%           0.07%    0.00%    0.82%             0.00%      0.82%
Portfolios Midcap Stock
Portfolio - Initial Shares
Dreyfus VIF Appreciation      0.75%           0.05%    0.00%    0.80%             0.00%      0.80%
Portfolio - Initial Shares
Dreyfus VIF Developing        0.75%           0.07%    0.00%    0.82%             0.00%      0.82%
Leaders Portfolio - Initial
Shares
Dreyfus VIF Growth and        0.75%           0.07%    0.00%    0.82%             0.00%      0.82%
Income Portfolio - Initial
Shares
Federated American Leaders    0.75%           0.35%    0.00%    1.10%             0.25%      0.85%
Fund II - Primary Shares
Federated Fund for U.S.       0.60%           0.37%    0.00%    0.97%             0.25%      0.72%
Government Securities II
Federated Capital Income      0.75%           0.60%    0.00%    1.35%             0.33%      1.02%
Fund II
Janus Aspen Series Balanced   0.55%           0.02%    0.00%    0.57%             0.00%      0.57%
Portfolio - Institutional
Shares*
Janus Aspen Series Flexible   0.50%           0.04%    0.00%    0.54%             0.00%      0.54%
Income Portfolio -
Institutional Shares*
Janus Aspen Series Growth     0.64%           0.02%    0.00%    0.66%             0.00%      0.66%
Portfolio - Institutional
Shares*
Janus Aspen Series Growth     0.62%           0.18%    0.00%    0.80%             0.00%      0.80%
and Income Portfolio -
Institutional Shares*
Janus Aspen Series            0.64%           0.11%    0.00%    0.75%             0.00%      0.75%
International Growth
Portfolio - Institutional
Shares*
Janus Aspen Series            0.60%           0.06%    0.00%    0.66%             0.00%      0.66%
Worldwide Growth Portfolio
- Institutional Shares*
Oppenheimer Global            0.63%           0.04%    0.00%    0.67%             0.00%      0.67%
Securities Fund/VA
PIMCO VIT High Yield          0.25%           0.35%    0.00%    0.60%             0.00%      0.60%
Portfolio
PIMCO VIT Low Duration        0.25%           0.25%    0.00%    0.50%             0.00%      0.50%
Portfolio
Prudential Series Fund        0.45%           0.19%    0.25%    0.89%             0.00%      0.89%
Equity Portfolio -- Class
II
Pioneer Fund VCT (formerly    0.65%           0.11%    0.00%    0.76%             0.00%      0.76%
the SAFECO RST Core Equity
Portfolio) Class I
Pioneer Fund (formerly the    0.50%           0.34%    0.25%    1.09%             0.00%      1.09%
SAFECO RST Core Equity
Portfolio) Class A
Pioneer Growth                0.74%           0.06%    0.00%    0.80%             0.01%      0.79%
Opportunities VCT
(formerly the SAFECO RST
Growth Opportunities
Portfolio) Class I
Pioneer Growth                0.65%           0.39%    0.25%    1.29%             0.00%      1.29%
Opportunities Fund
(formerly the SAFECO RST
Growth Opportunities
Portfolio) Class A
Pioneer Small Cap Value VCT   0.75%           0.27%    0.00%    1.02%             0.01%      1.01%
II  (formerly the SAFECO
RST Small-Cap Value
Portfolio) Class I
Pioneer Small Cap Value       0.85%           0.56%    0.25%    1.66%             0.00%      1.66%
Fund (formerly the SAFECO
RST Small-Cap Value
Portfolio) Class A
Schwab MarketTrack Growth     0.44%           0.43%    0.00%    0.87%             0.37%      0.50%
Portfolio IITM
Schwab Money Market           0.38%           0.06%    0.00%    0.44%             0.00%      0.44%
PortfolioTM
Schwab S&P 500 Portfolio      0.20%           0.12%    0.00%    0.32%             0.04%      0.28%
Scudder Variable Series I     0.47%           0.04%    0.00%    0.51%             0.00%      0.51%
Capital Growth Portfolio -
Class A Shares
Scudder Variable Series I     0.48%           0.11%    0.00%    0.59%             0.00%      0.59%
Growth and Income Portfolio
- Class A Shares
Scudder VIT EAFE(R) Equity    0.45%           0.64%    0.00%    1.09%             0.44%      0.65%
Index Fund - Class A Shares
Scudder VIT Small Cap Index   0.35%           0.26%    0.00%    0.61%             0.16%      0.45%
Fund - Class A Shares
Universal Institutional       0.80%           0.31%    0.00%    1.11%             0.01%      1.10%
Funds U.S. Real Estate
Portfolio - Class I Shares
WFVT Multi Cap Value Fund     0.75%           0.36%    0.25%    1.36%             0.22%      1.14%
(formerly Strong Multi Cap
Value II)*

*Wells Fargo Funds Management, LLC has committed through at least April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's Total Portfolio Expenses After Fee Waivers. This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated April
30, 2004.

               Please keep this supplement for future reference.